Financial Instruments by Category (Details) - Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Financial assets measured at amortized cost
Financial assets	RM 10,890,056	$ 2,309,320	RM 13,692,531
Financial liabilities measured at amortized cost
Financial liabilities	16,094,101	3,412,876	15,475,948
Trade and other payables [Member]
Financial liabilities measured at amortized cost
Financial liabilities	13,761,981	2,918,333	11,936,982
Lease liabilities [Member]
Financial liabilities measured at amortized cost
Financial liabilities	2,332,120	494,543	3,538,966
Trade and other receivables [Member]
Financial assets measured at amortized cost
Financial assets	7,066,367	1,498,478	8,818,277
Cash and cash equivalents [Member]
Financial assets measured at amortized cost
Financial assets	RM 3,823,689	$ 810,842	RM 4,874,254